As filed with the Securities and Exchange Commission on November 23, 2011
Registration Nos. 033-24848; 811-05669

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]
Post-Effective Amendment No. 77                    [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
Amendment No. 78                         [X]

FIFTH THIRD FUNDS
(Exact Name of Registrant as Specified in Charter)

38 Fountain Square Plaza
Cincinnati, Ohio 45263
(Address of Principal Executive Office) (Zip Code)

(800) 282-5706 (Registrant’s Telephone Number, including Area Code)

E. Keith Wirtz
President
Fifth Third Funds
38 Fountain Square Plaza
Cincinnati, Ohio 45263
(Name and Address of Agent for Service)

with a copy to:
David A. Sturms
Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601-1003

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[     ] Immediately upon filing pursuant to paragraph (b)
[ X ] On February 23, 2012 pursuant to paragraph (b)
[     ] 60 days after filing pursuant to paragraph (a)(1)
[     ] On _______ pursuant to paragraph (a)(1)
[     ] 75 days after filing pursuant to paragraph (a)(2)
[     ] On ____ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ X ] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Title of securities being registered: Shares of Beneficial Interest

EXPLANATORY NOTE

This Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A for Fifth Third Funds (the “Funds”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 74 (“PEA No. 74”), which was filed with the Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001209286-11-000814 on November 10, 2011, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 74 by means of this filing, Part A, Part B and Part C of PEA No. 74 are incorporated herein by reference.

PART A - PROSPECTUS

The Prospectus for the Fifth Third Managed Account Shares (MASH) Income Fund, a series of the Funds, is incorporated herein by reference to Part A of PEA No. 74.

PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information the Fund is incorporated herein by reference to Part B of PEA No. 74.

PART C - OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 74.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 77 under the Securities Act and Post-Effective Amendment No. 78 under the 1940 Act to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, and the State of Ohio, on the 23rd day of January 2012.

FIFTH THIRD FUNDS

/s/ E. Keith Wirtz
E. Keith Wirtz
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed in the capacities and on the dates indicated.

Signature	Title	Date

/s/ E. Keith Wirtz	President and Trustee	November 10, 2011
E. Keith Wirtz	(Principal Executive Officer)

/s/ Shannon King	Treasurer	November 10, 2011
Shannon King	(Principal Financial Officer)

* /s/ Edward Burke Carey	Chairman and Trustee	November 10, 2011
Edward Burke Carey

* /s/ David J. Durham	Trustee	November 10, 2011
David J. Durham

* /s/ J. Joseph Hale, Jr.	Trustee	November 10, 2011
J. Joseph Hale, Jr.

* /s/ John E. Jaymont	Trustee	November 10, 2011
John E. Jaymont

* /s/ David J. Gruber	Trustee	November 10, 2011
David J. Gruber

*By:	/s/ Julie Tedesco
Secretary

* Attorney-in-fact pursuant to Powers of Attorney incorporated by reference to Exhibit (q) to Registrant’s Post-Effective Amendment No. 71 on Form N-1A (filed November 27, 2009).